SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION
23. SEGMENTED INFORMATION
Segmented revenue and results
The Company has reportable segments as identified by the individual mining operations. Segments are operations reviewed by the executive management. Each segment is identified based on quantitative and qualitative factors.

For the Years Ended December 31,	Wassa	Prestea	Other	Corporate	Total
2018
Revenue	183,078	89,939	—	—	273,017
Mine operating expenses	86,916	89,112	—	—	176,028
Severance charges	4,970	9,888	—	—	14,858
Operating costs from metal inventory	7,184	5,702	—	—	12,886
Inventory net realizable value adjustment and write-off	3,684	1,971	—	—	5,655
Royalties	9,508	4,794	—	—	14,302
Cost of sales excluding depreciation and amortization	112,262	111,467	—	—	223,729
Depreciation and amortization	22,066	11,873	—	—	33,939
Mine operating margin/(loss)	48,750	(33,401)	—	—	15,349
Income tax expense	12,350	—	—	—	12,350
Net income/(loss) attributable to non-controlling interest	3,043	(8,991)	—	—	(5,948)
Net income/(loss) attributable to Golden Star	27,994	(25,351)	(8,543)	(12,223)	(18,123)

Capital expenditures	35,420	11,414	—	—	46,834

2017
Revenue	$167,376	$148,121	$—	$—	$315,497
Mine operating expenses	115,625	81,753	—	—	197,378
Severance charges	6,316	2,916	—	—	9,232
Operating costs from/(to) metal inventory	5,080	(4,913)	—	—	167
Inventory net realizable value adjustment and write-off	2,410	—	—	—	2,410
Royalties	8,652	8,643	—	—	17,295
Cost of sales excluding depreciation and amortization	138,083	88,399	—	—	226,482
Depreciation and amortization	20,052	11,740	—	—	31,792
Mine operating margin	9,241	47,982	—	—	57,223
Net income attributable to non-controlling interest	1,693	495	—	—	2,188
Net income/(loss) attributable to Golden Star	$17,644	$50,050	$(3,701)	$(25,222)	$38,771

Capital expenditures	$21,583	$48,055	$—	$—	$69,638
Segmented Assets
The following table presents the segmented assets:

	Wassa	Prestea	Other	Corporate	Total
December 31, 2018
Total assets	$181,446	$147,815	$898	$87,828	$417,987

December 31, 2017
Total assets	$195,180	$158,715	$4,257	$2,237	$360,389

Information about major customers
Currently, approximately 90% of our gold production is sold through a South African gold refinery. Except for the sales to RGLD as part of the Streaming Agreement, the refinery arranges for the sale of gold on the day it is shipped from the mine sites and we receive payment for gold sold two working days after the gold leaves the mine site. The global gold market is competitive with numerous banks and refineries willing to buy gold on short notice. Therefore, we believe that the loss of our current customer would not materially delay or disrupt revenue.